Note 22 - Finance Income and Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
Note
22
Finance income and expense

	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Finance income	2016	2016	2017	2018
Interest income	—	37	54	1,386
Other finance income	—	—	1,000	251
Total	—	37	1,054	1,637

	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Finance expense	2016	2016	2017	2018
Interest expense	1,378	24	238	184
Other financial cost	—	—	—	27
Decrease in fair value financial instruments (1)	—	—	—	1,485
Total	1,378	24	238	1,695

(1)	The decrease in fair value of financial instruments is the net result from our holding of publicly traded securities. See Notes 15 and 17 for more information.

	Predecessor	Successor
	Period from
	January 1 to	Period from July 26	Year ended	Year ended
[US$ thousands]	November 3,	to December 31,	December 31,	December 31,
Foreign exchange gain (loss)	2016	2016	2017	2018
Unrealized foreign exchange gain (loss)	(1,777)	(352)	(1,172)	(1,091)
Realized foreign exchange gain (loss)	565	564	(709)	736
Total	(1,212)	212	(1,881)	(354)